Business Segment Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Segment Information
Segment assets	$ 509,966	$ 509,125
Segment liabilities	137,432	140,401
Operating segments
Business Segment Information
Segment assets	509,966	509,125
Segment liabilities	137,432	140,401
Operating segments | Iron Ore Royalty
Business Segment Information
Segment assets	216,900	226,645
Segment liabilities	49,566	53,519
Operating segments | Industrial Equity
Business Segment Information
Segment assets	148,426	153,240
Segment liabilities	44,703	36,437
Operating segments | Merchant banking
Business Segment Information
Segment assets	96,934	107,440
Segment liabilities	42,480	49,645
Operating segments | All other segments
Business Segment Information
Segment assets	47,706	21,800
Segment liabilities	$ 683	$ 800